Property and Equipment, Net - Schedule of Fixed Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fixed Assets [Line Items]
Property and Equipment, Gross	$ 202,976	$ 118,672	$ 117,976
Less: accumulated depreciation	124,861	108,699	88,733
Net book value	78,115	9,973	29,243
Leasehold improvement [Member]
Schedule of Fixed Assets [Line Items]
Property and Equipment, Gross	33,150	32,944	32,965
Furniture & Fixture [Member]
Schedule of Fixed Assets [Line Items]
Property and Equipment, Gross	7,809	7,761	6,995
Equipment [Member]
Schedule of Fixed Assets [Line Items]
Property and Equipment, Gross	8,715	8,660	8,666
Motor Vehicle [Member]
Schedule of Fixed Assets [Line Items]
Property and Equipment, Gross	$ 153,302	$ 69,307	$ 69,350